Schedule of Investments
June 30, 2023 (Unaudited)
Intrepid Income Fund

					Principal Amount	Value
BANK LOANS - 15.18%
Health Care - 11.88%
Devi Holdings, Inc.
11.750%, 05/08/2024 (a)(b)					$7,312,089	7,272,604
20.000%, 04/08/2024 (a)(b)					237,317	237,317
Gage Growth Corp. 13.750%, 11/01/2024 (a)(b)					6,523,721	6,478,054
Shryne Group, Inc. 7.500%, 05/26/2026 (a)(b)					9,000,000	8,869,500
VCP23 LLC 7.000%, 04/30/2024 (a)					9,000,000	8,370,000
Verano Holdings Corp. 14.500%, 10/30/2026 (a)					8,000,000	7,800,000
						39,027,475
Capital Goods - 1.78%
Tutor Perini Corp. 10.253%,					6,446,532	5,843,330
(1 Month SOFR USD + 4.750%), 08/13/2027 (c)
Consumer Durables & Apparel - 1.52%
Peloton Interactive, Inc. 11.757%, 05/17/2027					5,000,000	4,994,800
TOTAL BANK LOANS (Cost $50,537,070)						49,865,605

CONVERTIBLE BONDS - 2.16%
Capital Goods - 0.32%
Lightning eMotors, Inc.
7.500%, 05/15/2024 (d)					1,900,000	1,035,500
Financial Services - 0.33%
EZCORP, Inc.
3.750%, 12/15/2029 (d)					1,100,000	1,087,682
Media & Entertainment - 1.51%
WildBrain Ltd.
5.875%, 09/30/2024 (e)					7,000,000	4,966,975
TOTAL CONVERTIBLE BONDS (Cost $8,127,032)						7,090,157

CORPORATE BONDS - 80.98%
Capital Goods - 2.26%
Carlisle Companies, Inc.
0.550%, 09/01/2023					7,500,000	7,426,000
Chemical Manufacturing - 2.37%
Bayer US Finance II LLC
3.875%, 12/15/2023 (d)					7,848,000	7,773,641
Clothing and Clothing Accessories Stores - 3.09%
Abercrombie & Fitch Management Co.
8.750%, 07/15/2025 (d)					10,000,000	10,160,455
Commercial & Professional Services - 4.33%
Cimpress PLC
7.000%, 06/15/2026 (e)					15,650,000	14,216,773
Consumer Durables & Apparel - 3.27%
LGI Homes, Inc.
4.000%, 07/15/2029 (d)					2,400,000	1,998,707
Vista Outdoor, Inc.
4.500%, 03/15/2029 (d)					10,795,000	8,754,268
						10,752,975
Consumer Discretionary - 1.27%
Evergreen Acqco 1 LP, Inc.
9.750%, 04/26/2028 (d)					4,027,000	4,168,066
Consumer Services - 3.35%
Brinker International, Inc.
5.000%, 10/01/2024 (d)					7,000,000	6,834,100
Nathan’s Famous, Inc.
6.625%, 11/01/2025 (d)					4,186,000	4,179,156
						11,013,256
Data Processing, Hosting and Related Services - 1.99%
Conduent Business Services LLC
6.000%, 11/01/2029 (d)					8,000,000	6,542,801
Diversified Financials - 4.11%
AFC Gamma, Inc.
5.750%, 05/01/2027 (d)					10,000,000	8,508,371
Enceladus Development Venture III LLC
10.000%, 11/15/2023 (d)					5,000,000	5,012,500
						13,520,871
Energy - 10.31%
Bristow Group, Inc.
6.875%, 03/01/2028 (d)					7,550,000	7,179,908
Citgo Holding, Inc.
9.250%, 08/01/2024 (d)					12,500,000	12,515,500
Energy Transfer LP
5.875%, 01/15/2024					269,000	268,236
Kinder Morgan, Inc.
5.625%, 11/15/2023 (d)					7,345,000	7,341,292
Matador Resources Co.
6.875%, 04/15/2028 (d)					100,000	98,641
W&T Offshore, Inc.
11.750%, 02/01/2026 (d)					6,496,000	6,484,465
						33,888,042
Financial Services - 4.88%
FirstCash, Inc.
5.625%, 01/01/2030 (d)					6,000,000	5,428,435
Fiserv, Inc.
3.800%, 10/01/2023					10,643,000	10,590,553
						16,018,988
Food, Beverage & Tobacco - 7.29%
Turning Point Brands, Inc.
5.625%, 02/15/2026 (d)					13,610,000	12,433,075
Vector Group Ltd.
10.500%, 11/01/2026 (d)					9,760,000	9,772,283
5.750%, 02/01/2029 (d)					2,000,000	1,742,355
						23,947,713
Health Care Equipment & Services - 0.93%
Prosomnus, Inc.
9.000%, 12/06/2025 (b)					3,391,961	3,044,963
Materials - 1.38%
Warrior Met Coal, Inc.
7.875%, 12/01/2028 (d)					4,500,000	4,524,332
Media & Entertainment - 0.60%
Rackspace Technology Global, Inc.
5.375%, 12/01/2028 (d)					6,316,000	1,971,323
Merchant Wholesalers, Nondurable Goods - 0.21%
KeHE Distributors LLC
8.625%, 10/15/2026 (d)					679,000	683,285
Mining (except Oil and Gas) - 1.71%
Alliance Resource Operating Partners LP
7.500%, 05/01/2025 (d)					5,600,000	5,603,836
Nonstore Retailers - 3.77%
QVC, Inc.
4.850%, 04/01/2024					12,655,000	12,386,271
Personal and Laundry Services - 1.99%
ANGI Group LLC
3.875%, 08/15/2028 (d)					8,000,000	6,538,151
Pharmaceuticals, Biotechnology & Life Sciences - 4.69%
Trulieve Cannabis Corp.
9.750%, 06/18/2024 (e)					7,515,000	7,121,797
8.000%, 10/06/2026 (e)					11,200,000	8,299,088
						15,420,885
Primary Metal Manufacturing - 1.02%
TMS International Corp.
6.250%, 04/15/2029 (d)					4,000,000	3,364,120
Repair and Maintenance - 2.86%
WASH Multifamily Acquisition, Inc.
5.750%, 04/15/2026 (d)					10,044,000	9,387,955
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.81%
Atento Luxco 1 SA
8.000%, 02/10/2026 (d)(e)					14,767,512	2,482,862
Atento Luxco 1 SA
20.000%, 03/10/2025 (d)(e)					6,641,225	6,226,148
AtentoExitMoney2025
20.000%, 03/10/2025 (b)(e)					3,879,173	2,566,040
AtentoNewMoney2025
20.000%, 03/10/2025 (b)(e)					1,228,953	1,228,953
						12,504,003
Support Activities for Mining - 2.04%
Earthstone Energy Holdings LLC
8.000%, 04/15/2027 (d)					5,139,000	4,955,974
Tap Rock Resources LLC
7.000%, 10/01/2026 (d)					1,711,000	1,763,870
						6,719,844
Telecommunication Services - 5.35%
Cincinnati Bell Telephone Co LLC
6.300%, 12/01/2028					5,253,000	4,388,908
Opnet S.P.A
8.452%, 08/09/2023 (e)					12,000,000	13,176,273
						17,565,181
Utilities - 2.10%
IEA Energy Services LLC
6.625%, 08/15/2029 (d)					7,140,000	6,889,823
TOTAL CORPORATE BONDS (Cost $277,816,962)						266,033,553

WARRANTS - 0.00%
Health Care Equipment & Services - 0.00%
ProSomnus, Inc.
Expiration: 04/20/2028, Exercise Price: $11.50 (f)					33,919	2,730
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.00%
Atento Warrants 2025
Expiration: 02/16/2025, Exercise Price: $3.78 (b)(f)					1,296,200	12,962
TOTAL WARRANTS (Cost $0)						15,692
					Shares	Value
SHORT-TERM INVESTMENT - 2.92%
Money Market Fund - 2.92%
STIT - Treasury Portfolio - Institutional Class, 5.03% (g)					9,605,146	9,605,146
TOTAL SHORT-TERM INVESTMENT (Cost: $9,605,146)						9,605,146

Total Investments (Cost $346,086,210) - 101.24%						332,610,153
Liabilities in Excess of Other Assets - (1.24%)						(4,079,360)
TOTAL NET ASSETS - 100.00%						$328,530,793

Percentages are stated as a percent of net assets.

(a)					The rate listed is a fixed rate.
(b)
Security is fair valued using procedures approved by the Board of Trustees which includes significant unobservable inputs and is deemed a Level 3 security. See Footnote 2. The aggregate value of fair valued securities as of June 30, 2023 was $25,915,400, which represented 7.89% of net assets.

(c)					Variable Rate Security. The Rate listed is as of June 30, 2023.
(d)
Securities purchases pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of June 30, 2023, the value of these investments was $183,442,880, or 55.84% of total net assets.

(e) Foreign Issued Security.
(f) Non-income producing security.
(g) Rate listed is the 7-day effective yield.

Schedule of Open Forward Currency Contracts
June 30, 2023 (Unaudited)
			Amount of		Amount of
	Forward		Currency to be		Currency to be
	Settlement	Currency to be	Received in	Currency to be	Delivered in Local	Unrealized
Counterparty of Contracts	Date	Received	Local Currency	Delivered	Currency	Depreciation
State Street Bank	10/02/2023	USD	13,475,602	EUR	12,303,924	$(15,076)
State Street Bank	10/03/2023	USD	5,344,071	CAD	7,205,625	(103,422)
						$(118,498)